Long-term Investments, Net (Tables)	12 Months Ended
Feb. 28, 2022
Equity Method Investments and Joint Ventures [Abstract]
Summary of Long-term Investments

The investments as of February 28, 2021 and 2022were as follows:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Equity-method investments:
- FSOL	34,892	—	—
- Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	1,774	—	—
- Others	118	—	—

Equity investments without readily determinable fair values:
- Huangshan Xingyue Research Travel Education Co., Ltd. (“Huangshan”)	—	500	79
- Nanjing Chengwei Venture Capital Partnership (Limited Partnership) (“Chengwei”)	—	13,500	2,140
Total	36,784	14,000	2,219